Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)		12 Months Ended
		Sep. 30, 2020 yr $ / shares shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares	Sep. 30, 2017 $ / shares
Shares under option | shares	[1]	400,722
Weighted average exercise price		$ 14.96	$ 21.49	$ 21.49	$ 22.16
Weighted average remaining life | yr		6.6
$12.00 - $15.00 Non-exercisable
Shares under option | shares		183,455
Weighted average exercise price		$ 13.66
Weighted average remaining life | yr		8.6
Minimum exercise price		$ 12.00
Maximum exercise price		$ 15.00
$15.01 - $18.76 Non-exercisable
Shares under option | shares		25,669
Weighted average exercise price		$ 15.90
Weighted average remaining life | yr		5.9
Minimum exercise price		$ 15.01
Maximum exercise price		18.76
$18.77 - $23.46 Non-exercisable
Minimum exercise price		18.77
Maximum exercise price		$ 23.46
Non-exercisable
Shares under option | shares		209,124
Weighted average exercise price		$ 13.94
Weighted average remaining life | yr		8.3
$12.00 - $15.00
Shares under option | shares		69,901
Weighted average exercise price		$ 13.69
Weighted average remaining life | yr		4.1
Minimum exercise price		$ 12.00
Maximum exercise price		$ 15.00
$15.01 - $18.76
Shares under option | shares		91,390
Weighted average exercise price		$ 16.35
Weighted average remaining life | yr		5.6
Minimum exercise price		$ 15.01
Maximum exercise price		$ 18.76
$18.77 - $23.46
Shares under option | shares		30,307
Weighted average exercise price		$ 20.83
Weighted average remaining life | yr		3.7
Minimum exercise price		$ 18.77
Maximum exercise price		$ 23.46
Exercisable
Shares under option | shares		191,598
Weighted average exercise price		$ 16.09
Weighted average remaining life | yr		4.8

[1]	(a)The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.